OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Future lease payments under operating leases
2021	¥ 3,408	$ 528
2022	6,907	1,070
2023	3,017	467
Thereafter	0	0
Total	13,332	2,065
Less: imputed interest	(715)	(111)
Total operating lease liabilities	¥ 12,617	$ 1,954	¥ 9,517